Other receivables and liabilities	12 Months Ended
Dec. 31, 2024
Prepayments and accrued income other than contract assets [abstract]
Other receivables and liabilities	4.6. Other receivables and liabilities
Other non-current receivables

EURm	2024	2023
R&D tax credits	144	127
Indirect tax receivables	27	45
Other	39	41
Total	210	213
Other current receivables

EURm	2024	2023
VAT and other indirect tax receivables	300	302
Prepayments related to contract manufacturing	126	128
IT-related prepaid expenses	47	59
R&D tax credits and grant receivables	43	46
Divestment-related receivables	23	28
Other	228	201
Total	767	764
Other non-current liabilities

EURm	2024	2023
Salaries, wages and social charges	30	42
Other	87	69
Total	117	111
Other current liabilities

EURm	2024	2023
Salaries, wages and social charges	1 531	1 176
Accrued expenses related to customer projects(1)	245	442
Discounts without performance obligations	380	404
VAT and other indirect tax payables	314	323
Other(2)	413	479
Total	2 883	2 824
(1)The comparative amount for 2023 includes EUR 169 million related to discontinued operations.
(2)Includes accrued logistics, R&D and IT expenses.